As filed with the Securities and Exchange Commission on September 12, 2011

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Post-Effective Amendment No. 21	|X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 23	|X|
(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite N611
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite N611
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Peter J. Shea, Esq.
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering:

x	immediately upon filing pursuant to paragraph (b).
o	on (date) pursuant to paragraph (b).
o	60 days after filing pursuant to paragraph (a)(1).
o	on [date] pursuant to paragraph (a)(1).
o	75 days after filing pursuant to paragraph (a)(2).
o	on [date] pursuant to paragraph (a)(2).

If appropriate, check the following box:

o	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and state of New York on this 12th day of September, 2011.

INDEXIQ ETF TRUST

By:	/s/	Adam S. Patti

Adam S. Patti
President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name		Title	Date

*/s/ Reena Aggarwal		Trustee	September 12, 2011
Reena Aggarwal

*/s/ Gene Chao		Trustee	September 12, 2011
Gene Chao

Chairman, Trustee, President
/s/ Adam S. Patti		and Principal Executive	September 12, 2011
Adam S. Patti		Officer

		Chief Compliance Officer,	September 12, 2011
/s/ David Fogel		Treasurer and Executive
David Fogel		Vice President

	*By:	/s/ Gregory D. Bassuk
Gregory D. Bassuk,
Attorney in fact

C-1

INDEXIQ ETF TRUST

EXHIBITS INDEX
EXHIBITS	EXHIBIT NO.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxomomy Extension Presentation Linkbase	EX-101.PRE